Loans and Borrowings	6 Months Ended
Jun. 30, 2025
Loans and Borrowings [Abstract]
Loans and borrowings

9.      Loans and borrowings

The movement in the loans and borrowings balances during the reporting period was as follows.

	Currency	Nominal Interest rate	Year of maturity	Face value	Carrying amount
Balance at 1 January 2025					$10,107,099
New issues
Secured bank loan	NTD	2.945~7.220%	2026~2028	3,691,654	3,691,654
Secured bank loan	USD	14%	2026	1,200,000	1,200,000
Repayments
Secured bank loan	NTD	2.220%~7.220%	—	(3,368,249)	(3,368,249)
Secured bank loan	JPY	1.000%	—	(27,043)	(27,043)
Unsecured bank loan	NTD	3.500%~4.166%	—	(371,417)	(371,417)
Effects of foreign currency exchange					1,205,401
Balance at 30 June 2025					$12,437,445

Note: As of June 30, 2025, among the guaranteed borrowings:

1.       USD 2,124,920 is secured by real estate.

2.       USD 2,217,819 is secured by redeposit of loan proceeds.

3.       USD 1,390,254 is secured by pledged time deposit certificates.

4.       USD 4,485,887 is guaranteed by the Credit Guarantee Fund (a public-interest foundation jointly funded by the Taiwan government and financial institutions).

5.       USD 285,441 is guaranteed by both the Credit Guarantee Fund and redeposit of loan proceeds.

6.       USD 145,519 are guaranteed by the Credit Guarantee Association (a Japanese governmental affiliate agency which supplements private companies with credit).